Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Communication Services: 2.2%
30,979	(1)	Altice USA, Inc.	$ 690,522	0.2
37,196	(1)	AMC Networks, Inc.	904,235	0.3
302		Cable One, Inc.	496,491	0.1
61,454		Cinemark Holdings, Inc.	626,216	0.2
22,794		Fox Corp. - Class A	538,622	0.2
10,912		Interpublic Group of Cos., Inc.	176,665	0.0
28,867	(1)	Lions Gate Entertainment Corp. - Class A	175,511	0.0
8,357	(1)	Live Nation Entertainment, Inc.	379,909	0.1
15,727		Meredith Corp.	192,184	0.1
24,668	(2)	Sinclair Broadcast Group, Inc.	396,662	0.1
15,194	(1)	Snap, Inc.	180,657	0.0
58,359		Telephone & Data Systems, Inc.	978,097	0.3
53,962		TripAdvisor, Inc.	938,399	0.3
5,195	(2)	World Wrestling Entertainment, Inc.	176,266	0.0
56,403	(1)	Yelp, Inc.	1,016,946	0.3
			7,867,382	2.2

		Consumer Discretionary: 11.7%
21,271		Aarons, Inc.	484,553	0.1
31,859	(1)	Adtalem Global Education, Inc.	853,503	0.2
99,300		American Eagle Outfitters, Inc.	789,435	0.2
706	(1)	Autozone, Inc.	597,276	0.2
11,494		BorgWarner, Inc.	280,109	0.1
37,298		Boyd Gaming Corp.	537,837	0.2
47,093		Brunswick Corp.	1,665,679	0.5
40,976	(1)	Caesars Entertainment Corp.	276,998	0.1
6,593		Carter's, Inc.	433,358	0.1
13,918		Cheesecake Factory	237,719	0.1
2,128		Cracker Barrel Old Country Store, Inc.	177,092	0.0
138,300		Dana, Inc.	1,080,123	0.3
17,171	(1)	Deckers Outdoor Corp.	2,300,914	0.6
41,222		Dick's Sporting Goods, Inc.	876,380	0.2
14,268		Domino's Pizza, Inc.	4,623,831	1.3
23,188	(1),(2)	Eldorado Resorts, Inc.	333,907	0.1
37,940	(1)	Etsy, Inc.	1,458,414	0.4
6,406		Expedia Group, Inc.	360,466	0.1
62,229		Extended Stay America, Inc.	454,894	0.1
5,412	(1)	Five Below, Inc.	380,897	0.1
46,146		Foot Locker, Inc.	1,017,519	0.3
120,971		Gentex Corp.	2,680,717	0.8
11,283	(1)	Grand Canyon Education, Inc.	860,724	0.2
4,542	(1)	Helen of Troy Ltd.	654,184	0.2
13,294		Jack in the Box, Inc.	465,955	0.1
72,614		KB Home	1,314,313	0.4
8,874		Lear Corp.	721,013	0.2
349	(1)	NVR, Inc.	896,619	0.3
7,208	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	334,019	0.1
59,289	(1)	Penn National Gaming, Inc.	750,006	0.2
8,401		Pool Corp.	1,653,065	0.5
20,685		Pulte Group, Inc.	461,689	0.1
8,651	(1)	RH	869,166	0.2
48,512	(1)	Scientific Games Corp.	470,566	0.1
102,108		Service Corp. International	3,993,444	1.1
14,595		Six Flags Entertainment Corp.	183,021	0.1
62,467	(1)	Skechers USA, Inc.	1,482,967	0.4
83,982	(1)	Taylor Morrison Home Corp.	923,802	0.3
5,892	(1)	Tempur Sealy International, Inc.	257,539	0.1
6,368		Texas Roadhouse, Inc.	262,998	0.1
2,175		Tractor Supply Co.	183,896	0.1
67,996		Wendy's Company	1,011,781	0.3
17,380		Williams-Sonoma, Inc.	738,998	0.2
54,812		Wyndham Destinations, Inc.	1,189,420	0.3
			41,580,806	11.7

		Consumer Staples: 3.7%
81,943	(1)	BJ's Wholesale Club Holdings, Inc.	2,087,088	0.6
74,849		Flowers Foods, Inc.	1,535,902	0.4
6,432		Hershey Co.	852,240	0.2
34,376		Ingredion, Inc.	2,595,388	0.7
5,896		Lancaster Colony Corp.	852,797	0.2
39,670		Nu Skin Enterprises, Inc.	866,790	0.3
31,040	(1)	Pilgrim's Pride Corp.	562,445	0.2
20,451	(1)	Post Holdings, Inc.	1,696,819	0.5
77,578	(1)	Sprouts Farmers Market, Inc.	1,442,175	0.4
13,831		Tyson Foods, Inc.	800,400	0.2
			13,292,044	3.7

		Energy: 0.9%
28,867	(1)	Apergy Corp.	165,985	0.1
95,519		EQT Corp.	675,319	0.2
72,555		PBF Energy, Inc.	513,690	0.1
28,041		Williams Cos., Inc.	396,780	0.1
32,493		World Fuel Services Corp.	818,174	0.2
247,741	(1)	WPX Energy, Inc.	755,610	0.2
			3,325,558	0.9

		Financials: 15.4%
863		Alleghany Corp.	476,678	0.1
36,901		Ally Financial, Inc.	532,481	0.2
24,772		American Financial Group, Inc.	1,736,022	0.5
12,446		Ameriprise Financial, Inc.	1,275,466	0.4
65,770		Bank OZK	1,098,359	0.3
41,753	(1)	Brighthouse Financial, Inc.	1,009,170	0.3
14,398		Brown & Brown, Inc.	521,496	0.1
68,172		Cathay General Bancorp.	1,564,547	0.4
29,259		CIT Group, Inc.	505,010	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
46,692		Citizens Financial Group, Inc.	$ 878,277	0.2
50,903		CNO Financial Group, Inc.	630,688	0.2
12,686		Comerica, Inc.	372,207	0.1
76,723		East West Bancorp, Inc.	1,974,850	0.6
32,616		Evercore, Inc.	1,502,293	0.4
7,124		Factset Research Systems, Inc.	1,857,084	0.5
49,864		Fifth Third Bancorp	740,480	0.2
62,189		First American Financial Corp.	2,637,435	0.7
1,284		First Citizens BancShares, Inc.	427,405	0.1
47,791		First Horizon National Corp.	385,195	0.1
37,959		Hancock Whitney Corp.	740,960	0.2
28,345		Hanover Insurance Group, Inc.	2,567,490	0.7
30,006		Hartford Financial Services Group, Inc.	1,057,411	0.3
71,054		International Bancshares Corp.	1,909,932	0.5
2,916		Kemper Corp.	216,863	0.1
64,397		Keycorp	667,797	0.2
17,039		LPL Financial Holdings, Inc.	927,433	0.3
126,079		MGIC Investment Corp.	800,602	0.2
146,215		Navient Corp.	1,108,310	0.3
186,000		Old Republic International Corp.	2,836,500	0.8
32,105		Popular, Inc.	1,123,675	0.3
27,383		Primerica, Inc.	2,422,848	0.7
27,097		Reinsurance Group of America, Inc.	2,279,942	0.6
2,653		RenaissanceRe Holdings Ltd.	396,146	0.1
58,175		SEI Investments Co.	2,695,829	0.8
10,028		Selective Insurance Group	498,392	0.1
24,431		Signature Bank	1,964,008	0.6
230,550		SLM Corp.	1,657,655	0.5
12,656		State Street Corp.	674,185	0.2
36,955		Sterling Bancorp	386,180	0.1
41,826		Stifel Financial Corp.	1,726,577	0.5
37,377		Synchrony Financial	601,396	0.2
91,016		Synovus Financial Corp.	1,598,241	0.5
17,814		UMB Financial Corp.	826,213	0.2
37,223		Unum Group	558,717	0.2
52,812		Webster Financial Corp.	1,209,395	0.3
8,165		Wintrust Financial Corp.	268,302	0.1
35,299		Zions Bancorp NA	944,601	0.3
			54,790,743	15.4

		Health Care: 11.7%
1,035	(1)	Align Technology, Inc.	180,038	0.0
19,775	(1)	Alkermes PLC	285,156	0.1
16,098	(1)	Amedisys, Inc.	2,954,627	0.8
15,160	(1)	Arrowhead Pharmaceuticals, Inc.	436,153	0.1
8,265	(1)	Bio-Rad Laboratories, Inc.	2,897,378	0.8
4,772		Bio-Techne Corp.	904,867	0.3
23,204		Bruker Corp.	832,095	0.2
11,594	(1)	Catalent, Inc.	602,308	0.2
11,221	(1)	Centene Corp.	666,640	0.2
27,057	(1)	Charles River Laboratories International, Inc.	3,414,864	1.0
9,005		Chemed Corp.	3,900,966	1.1
11,979		Encompass Health Corp.	767,015	0.2
113,465	(1)	Exelixis, Inc.	1,953,867	0.5
16,662	(1)	Globus Medical, Inc.	708,635	0.2
22,801	(1)	Haemonetics Corp.	2,272,348	0.6
15,216	(1)	HealthEquity, Inc.	769,777	0.2
16,055		Hill-Rom Holdings, Inc.	1,615,133	0.5
23,026	(1)	Masimo Corp.	4,078,365	1.1
21,893	(1)	Molina Healthcare, Inc.	3,058,671	0.9
3,622	(1)	NuVasive, Inc.	183,491	0.1
23,762	(1)	PRA Health Sciences, Inc.	1,973,197	0.6
35,897	(1)	Prestige Consumer Healthcare, Inc.	1,316,702	0.4
12,136	(1)	Repligen Corp.	1,171,609	0.3
30,898	(1)	Syneos Health, Inc.	1,217,999	0.3
56,580	(1)	Tenet Healthcare Corp.	814,752	0.2
2,665	(1)	United Therapeutics Corp.	252,709	0.1
7,563	(1)	Veeva Systems, Inc.	1,182,626	0.3
9,902		West Pharmaceutical Services, Inc.	1,507,580	0.4
			41,919,568	11.7

		Industrials: 16.3%
14,038		Acuity Brands, Inc.	1,202,495	0.3
32,599	(1)	AECOM	973,080	0.3
20,330		AGCO Corp.	960,593	0.3
34,751		Allison Transmission Holdings, Inc.	1,133,230	0.3
13,705		Ametek, Inc.	987,034	0.3
7,853		Armstrong World Industries, Inc.	623,685	0.2
29,388	(1)	ASGN, Inc.	1,037,984	0.3
10,700		Brink's Co.	556,935	0.1
20,050		Carlisle Cos., Inc.	2,511,864	0.7
1,120	(1)	CoStar Group, Inc.	657,675	0.2
41,983		Crane Co.	2,064,724	0.6
25,672		Curtiss-Wright Corp.	2,372,350	0.7
40,105		Deluxe Corp.	1,039,923	0.3
40,954		EMCOR Group, Inc.	2,511,299	0.7
9,844	(1)	FTI Consulting, Inc.	1,179,016	0.3
1,884	(1)	Generac Holdings, Inc.	175,532	0.0
14,700		Graco, Inc.	716,331	0.2
34,936		GrafTech International Ltd.	283,680	0.1
64,133		Herman Miller, Inc.	1,423,753	0.4
31,858		HNI Corp.	802,503	0.2
21,453		Hubbell, Inc.	2,461,517	0.7
13,399		IDEX Corp.	1,850,536	0.5
16,371	(1)	Ingersoll Rand, Inc.	406,001	0.1
53,009		ITT, Inc.	2,404,488	0.7
31,833	(1)	JetBlue Airways Corp.	284,905	0.1
4,237		Kansas City Southern	538,862	0.1
7,195		Landstar System, Inc.	689,713	0.2
3,043		Lennox International, Inc.	553,187	0.1
30,982		Manpowergroup, Inc.	1,641,736	0.5
28,757	(1)	Mastec, Inc.	941,217	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
32,430		MSC Industrial Direct Co.	$ 1,782,677	0.5
10,664		Nordson Corp.	1,440,387	0.4
92,643		nVent Electric PLC	1,562,887	0.4
11,624		Old Dominion Freight Line	1,525,701	0.4
25,710		Oshkosh Corp.	1,653,924	0.5
22,220		Owens Corning, Inc.	862,358	0.2
32,590		Regal Beloit Corp.	2,051,541	0.6
10,528		Ryder System, Inc.	278,360	0.1
27,133		Schneider National, Inc.	524,752	0.1
4,782	(1)	Teledyne Technologies, Inc.	1,421,545	0.4
22,266		Tetra Tech, Inc.	1,572,425	0.4
55,140		Timken Co.	1,783,228	0.5
21,588		Toro Co.	1,405,163	0.4
18,553		Trane Technologies PLC	1,532,292	0.4
3,601		TransUnion	238,314	0.1
2,110		Valmont Industries, Inc.	223,618	0.1
54,920		Werner Enterprises, Inc.	1,991,399	0.6
14,673	(1)	Wesco International, Inc.	335,278	0.1
8,513		Woodward, Inc.	506,013	0.1
13,040	(1)	XPO Logistics, Inc.	635,700	0.2
			58,313,410	16.3

		Information Technology: 16.3%
9,902	(1)	ACI Worldwide, Inc.	239,133	0.1
13,068		Amdocs Ltd.	718,348	0.2
40,964	(1)	Arrow Electronics, Inc.	2,124,803	0.6
43,749		Avnet, Inc.	1,098,100	0.3
37,370		Belden, Inc.	1,348,310	0.4
7,451		Booz Allen Hamilton Holding Corp.	511,437	0.1
11,789	(1)	CACI International, Inc.	2,489,247	0.7
22,490	(1)	Cadence Design Systems, Inc.	1,485,240	0.4
21,435		CDK Global, Inc.	704,140	0.2
11,886		CDW Corp.	1,108,607	0.3
64,417	(1)	Ciena Corp.	2,564,441	0.7
44,699	(1)	Cirrus Logic, Inc.	2,933,595	0.8
14,619		Cognex Corp.	617,214	0.2
25,763	(1)	Commvault Systems, Inc.	1,042,886	0.3
12,063		Dolby Laboratories, Inc.	653,935	0.2
33,012	(1)	Dropbox, Inc.	597,517	0.2
13,953	(1)	Dynatrace, Inc.	332,640	0.1
3,346	(1)	Euronet Worldwide, Inc.	286,819	0.1
6,303	(1)	F5 Networks, Inc.	672,089	0.2
9,869	(1)	Fair Isaac Corp.	3,036,593	0.9
14,064	(1)	First Solar, Inc.	507,148	0.1
16,433	(1)	Fortinet, Inc.	1,662,527	0.5
7,583	(1)	GoDaddy, Inc.	433,065	0.1
12,348		j2 Global, Inc.	924,248	0.3
57,736		Jabil, Inc.	1,419,151	0.4
80,051		KBR, Inc.	1,655,455	0.5
25,681	(1)	LiveRamp Holdings, Inc.	845,419	0.2
26,255	(1)	Lumentum Holdings, Inc.	1,934,993	0.5
9,520		Maxim Integrated Products	462,767	0.1
19,007		MAXIMUS, Inc.	1,106,207	0.3
26,593		MKS Instruments, Inc.	2,166,000	0.6
4,055		Monolithic Power Systems, Inc.	679,050	0.2
69,428		National Instruments Corp.	2,296,678	0.6
5,868		NetApp, Inc.	244,637	0.1
21,009		Perspecta, Inc.	383,204	0.1
2,978	(1)	PTC, Inc.	182,283	0.1
30,470	(1)	Pure Storage, Inc. - Class A	374,781	0.1
39,308	(1)	Semtech Corp.	1,474,050	0.4
8,932	(1)	Silicon Laboratories, Inc.	762,882	0.2
12,161	(1)	SolarEdge Technologies, Inc.	995,743	0.3
58,970		Switch, Inc.	850,937	0.2
13,961	(1)	Synaptics, Inc.	807,923	0.2
5,720		SYNNEX Corp.	418,132	0.1
4,139	(1)	Synopsys, Inc.	533,062	0.1
58,942		Teradyne, Inc.	3,192,888	0.9
45,071	(1)	Trimble, Inc.	1,434,610	0.4
5,176	(1)	Tyler Technologies, Inc.	1,534,995	0.4
9,323		Universal Display Corp.	1,228,585	0.3
3,939	(1)	VeriSign, Inc.	709,374	0.2
12,366	(1)	WEX, Inc.	1,292,865	0.4
6,850	(1)	Zebra Technologies Corp.	1,257,660	0.4
			58,336,413	16.3

		Materials: 6.0%
26,332	(1)	Allegheny Technologies, Inc.	223,822	0.1
1,887		Aptargroup, Inc.	187,832	0.0
5,049		Avery Dennison Corp.	514,342	0.1
21,734		Cabot Corp.	567,692	0.2
8,938		Celanese Corp. - Series A	655,960	0.2
57,424		Chemours Co.	509,351	0.1
58,574		Commercial Metals Co.	924,883	0.3
48,289		Domtar Corp.	1,044,974	0.3
21,839		Greif, Inc. - Class A	678,975	0.2
34,829		Huntsman Corp.	502,582	0.1
13,138	(1)	Ingevity Corp.	462,458	0.1
11,847		Louisiana-Pacific Corp.	203,531	0.1
25,881		Minerals Technologies, Inc.	938,445	0.3
8,510		Packaging Corp. of America	738,923	0.2
79,367		PolyOne Corp.	1,505,592	0.4
27,481		Reliance Steel & Aluminum Co.	2,407,061	0.7
6,057		Royal Gold, Inc.	531,259	0.1
8,266		RPM International, Inc.	491,827	0.1
5,359		Scotts Miracle-Gro Co.	548,762	0.2
24,408		Sensient Technologies Corp.	1,061,992	0.3
19,591		Silgan Holdings, Inc.	568,531	0.2
38,845		Sonoco Products Co.	1,800,466	0.5
117,155		Steel Dynamics, Inc.	2,640,674	0.7
74,170		Valvoline, Inc.	970,885	0.3
28,153		Worthington Industries, Inc.	739,016	0.2
			21,419,835	6.0

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 10.3%
48,781		American Campus Communities, Inc.	$ 1,353,673	0.4
4,393		Boston Properties, Inc.	405,166	0.1
65,173		Brixmor Property Group, Inc.	619,143	0.2
39,982		Camden Property Trust	3,168,174	0.9
27,307	(1)	CBRE Group, Inc.	1,029,747	0.3
105,685		CoreCivic, Inc.	1,180,501	0.3
76,629		Corporate Office Properties Trust SBI MD	1,695,800	0.5
88,808		Cousins Properties, Inc.	2,599,410	0.7
9,309		CyrusOne, Inc.	574,831	0.2
69,582		Douglas Emmett, Inc.	2,122,947	0.6
22,400		EastGroup Properties, Inc.	2,340,352	0.7
30,273		Equity Lifestyle Properties, Inc.	1,740,092	0.5
830		Essex Property Trust, Inc.	182,799	0.0
94,996		First Industrial Realty Trust, Inc.	3,156,717	0.9
74,982		Highwoods Properties, Inc.	2,655,862	0.7
18,861		Jones Lang LaSalle, Inc.	1,904,584	0.5
45,509		Lamar Advertising Co.	2,333,702	0.7
24,802		Life Storage, Inc.	2,345,029	0.7
37,976		Medical Properties Trust, Inc.	656,605	0.2
13,158		National Retail Properties, Inc.	423,556	0.1
18,051		Omega Healthcare Investors, Inc.	479,074	0.1
50,399		Outfront Media, Inc.	679,379	0.2
13,179		PS Business Parks, Inc.	1,786,018	0.5
93,394		Retail Properties of America, Inc.	482,847	0.1
122,511		Service Properties Trust	661,559	0.2
6,416		Spirit Realty Capital, Inc.	167,778	0.0
			36,745,345	10.3

		Utilities: 5.2%
56,355		AES Corp.	766,428	0.2
22,450		Ameren Corp.	1,635,033	0.5
8,855		American Water Works Co., Inc.	1,058,704	0.3
37,576		Black Hills Corp.	2,405,991	0.7
52,875		Essential Utilities, Inc.	2,152,013	0.6
7,243		Idacorp, Inc.	635,863	0.2
29,410		MDU Resources Group, Inc.	632,315	0.2
44,981		NorthWestern Corp.	2,691,213	0.7
47,118		OGE Energy Corp.	1,447,936	0.4
59,882	(2)	PNM Resources, Inc.	2,275,516	0.6
5,193		Sempra Energy	586,757	0.2
8,707		Southwest Gas Holdings, Inc.	605,659	0.2
30,327		UGI Corp.	808,821	0.2
51,486		Vistra Energy Corp.	821,717	0.2
			18,523,966	5.2

	Total Common Stock
	(Cost $439,546,696)		356,115,070	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Repurchase Agreements: 1.0%
516,551	(3)	Bank of Montreal, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $516,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.693%, Market Value plus accrued interest $526,882, due 09/10/20-01/20/69)	516,551	0.1
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,020,000, due 04/15/20-01/01/59)	1,000,000	0.3
1,000,000	(3)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,020,000, due 03/01/27-03/01/50)	1,000,000	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	$ 1,000,000	0.3

	Total Repurchase Agreements
	(Cost $3,516,551)	3,516,551	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,358,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $1,358,000)	1,358,000	0.4

	Total Short-Term Investments
	(Cost $4,874,551)	4,874,551	1.4

	Total Investments in Securities (Cost $444,421,247)	$ 360,989,621	101.1
	Liabilities in Excess of Other Assets	(3,817,884)	(1.1)
	Net Assets	$ 357,171,737	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 356,115,070	$ –	$ –	$ 356,115,070

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Short-Term Investments	$ 1,358,000	$ 3,516,551	$ –	$ 4,874,551
Total Investments, at fair value	$ 357,473,070	$ 3,516,551	$ –	$ 360,989,621

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $445,260,120.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 22,575,399
Gross Unrealized Depreciation	(106,845,898)
Net Unrealized Depreciation	$(84,270,499)